REVENUE, OTHER INCOME AND GAINS - Summary of Deferred Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities (Current)	$ 63,251	$ 53,010	$ 53,010
Contract liabilities (Non-Current)	23,109	$ 47,962	47,962
Total	$ 86,360		$ 100,972